Loans and Debentures - Schedule of Guarantees of the Debtor Balance on Loans and Financings (Details) $ in Millions	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Borrowings	$ 9,831
Promissory Notes and Sureties [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,489
Guarantee and Receivables [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,208
Sureties [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4,059
Unsecured [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,075